Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2014
	Total	Level 1	Level 2	Level 3

Assets:
Long-term investments	$32,001	$22,214	$9,787	$-
Other long-term investments	75,376	-	-	75,376
Investments in companies subject to significant influence (SouthGobi)	41,465	41,465	-	-
	$148,842	$63,679	$9,787	$75,376

Liabilities:
Payable to related parties	$-	$-	$-	$-
Rights offering derivative liability	-	-	-	-
Embedded derivative liability	-	-	-	-
Liabilities included in non-current liabilities held for sale	-	-	-	-
	$-	$-	$-	$-

	Fair Value at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets:
Long-term investments	$49,053	$31,121	$17,932	$-
Other long-term investments	254,253	-	-	254,253
Less: Long-term investments included in non-current assets held for sale	(6,397)	(6,397)	-	-
	$296,909	$24,724	$17,932	$254,253

Liabilities:
Payable to related parties	$71,886	$-	$71,886	$-
Rights offering derivative liability	928,280	456,827	471,453	-
Embedded derivative liability	3,395	-	3,395	-
Less: Liabilities included in non-current liabilities held for sale	(3,395)	-	(3,395)	-
	$1,000,166	$456,827	$543,339	$-

Summary of Changes in Fair Value on Recurring Basis of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value, on a recurring basis, of the Company’s level 3 financial assets for the year ended December 31, 2014.

	Tax Prepayment	T-Bills	Totals
Balance, December 31, 2013	$144,959	$109,294	$254,253
Accrued interest	1,916	2,535	4,451
Fair value redeemed	(80,013)	(115,000)	(195,013)
Unrealized gains included in other comprehensive income	8,514	3,171	11,685
Balance, December 31, 2014	$75,376	$-	$75,376